UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Brinton Eaton
       Address: One Giralda Farms
		Ste 130
             	Madison, NJ  07940


       Form 13F File Number: 028-13550

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Cheryl Vohland
       Title:	Chief Compliance Officer
       Phone:	(913) 647-9700

       Signature, Place, and Date of Signing:

                Cheryl Vohland         Leawood, KS      02/08/2013
                [Signature]           [City, State]        [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   153

       Form 13F Information Table Value Total:	   428,115
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



DESCRIPTION                                             SYMBOL    CUSIP        QUANTITY                CURRENT
PREFERRED                                                                                              VALUE
Allianz Societas Europe                                 ALVGR     18805200                       2,000     $51,000.00
Auctiondestination Com Inc Oc-Pfd Ser A                 05069D207 05069D207                        100          $0.00
Bank Of America Pfd J                                   BAC-PJ    60505724                       1,000     $25,000.00
Rait Financial Trust Pfd Ser A 7.75%                    RAS-PA    749227203                        500     $11,000.00
US Airways Group Inc Cl A Prf Restricted                911998144 911998144                          6          $0.00
Vornado Realty Trust Pfd Ser F 6.75%                    VNO-PF    929042703                      2,000     $50,000.00

COMMON
F4W Inc Florida                                         315998211 315998211                    142,857          $0.00
Safe Foods Corp Delaware                                786998120 786998120                         25          $0.00
US Airways Group Inc Cl A $7.42 Wts Exp 4/1/2010        911990380 911990380                          6          $0.00
Acco Brands Corp                                        ACCO      00081T108                      2,933     $22,000.00
Acxiom Corp                                             ACXM      5125109                       21,958    $383,000.00
American Intl Group Inc                                 AIG       26874784                          45      $2,000.00
American Intl Group Inc Warrant 1/19/2021               AIGWS     26874156                          24          $0.00
Alere Inc                                               ALR       01449J105                     16,500    $305,000.00
Amgen Inc                                               AMGN      31162100                          41      $4,000.00
American Tower REIT                                     AMT       03027X100                        190     $15,000.00
AOL Inc                                                 AOL       00184X105                          6          $0.00
Powershares Build America Bond                          BAB       73937B407                     49,535  $1,498,000.00
Vanguard Intermediate Term Bond                         BIV       921937819                      1,320    $116,000.00
Bristol-Myers Squibb Co                                 BMY       110122108                      1,000     $33,000.00
Vanguard Total Bond Market                              BND       921937835                        130     $11,000.00
Berkshire Hathaway Cl B                                 BRKB      84670702                       3,671    $329,000.00
Chubb Corporation                                       CB        171232101                      2,425    $183,000.00
Commodore International Ltd No Stockholders Equity      CBUIF     202660106                        200          $0.00
Celsius Holdings Inc                                    CELH      15118V207                        100          $0.00
Claymore S&P Global Water                               CGW       18383Q507                    832,586 $18,513,000.00
Chesapeake Energy Corp                                  CHK       165167107                      2,000     $33,000.00
Costco Wholesale Corp                                   COST      22160K105                        200     $20,000.00
Community Partners Bancorp                              CPBC      204018105                     44,445    $248,000.00
Cell Robotics International Inc                         CRII      15114K106                        880          $0.00
IQ Global Agribusiness                                  CROP      45409B834                    323,970  $8,287,000.00
iShares Barclays 1-3 Year Credit Bond                   CSJ       464288646                        115     $12,000.00
Claymore/Clear Global Timber Index                      CUT       18383Q879                     12,070    $247,000.00
Chevron Corp                                            CVX       166764100                      1,000    $108,000.00
Cytori Therapeutics Inc                                 CYTX      23283K105                      2,000      $6,000.00
Dominion Resources Inc                                  D         25746U109                        732     $38,000.00
Dunkin Brands Group Inc                                 DNKN      265504100                        100      $3,000.00
Digital Media Group Ag                                  DTTTF     H1893U103                      2,800          $0.00
iPath US Treasury 10 Yr Bear                            DTYS      06740L451                      1,655     $44,000.00
Devon Energy Corporation                                DVN       25179M103                      1,121     $58,000.00
Powershares S&P                                         EELV      73937B662                      2,155     $62,000.00
iShares MSCI Emerging Mkts Minimum Volatility Index     EEMV      464286533                    176,883 $10,712,000.00
iShares JPM USD Emerging Markets Bond                   EMB       464288281                     66,761  $8,198,000.00
Enron Corp Bankruptcy                                   ENRNQ     293561106                      2,000          $0.00
Enterprise Products Partners LP                         EPD       293792107                      1,000     $50,000.00
Express Scripts Holding Company                         ESRX      30219G108                      2,068    $112,000.00
SPDR S&P Emerging Markets Small Cap                     EWX       78463X756                    346,945 $16,182,000.00
iShares MSCI Brazil Index                               EWZ       464286400                        150      $8,000.00
Facebook Inc                                            FB        30303M102                        125      $3,000.00
Fauquier Bankshares Inc Cdt                             FBSS      312059108                      5,700     $68,000.00
Market Vectors Gold Miners                              GDX       57060U100                      2,255    $105,000.00
General Electric Company                                GE        369604103                        357      $7,000.00
GE Cap Corp 5.875% 2/18/33                              GED       369622493                        500     $13,000.00
Goldcorp Inc                                            GG        380956409                      1,450     $53,000.00
General Mills Inc                                       GIS       370334104                        300     $12,000.00
SPDR Gold Trust                                         GLD       78463V107                        185     $30,000.00
Glaxosmithkline PLC ADR                                 GSK       37733W105                        113      $5,000.00
SPDR S&P International Small Cap                        GWX       78463X871                      7,005    $199,000.00
EGShares Emerging Markets High Income/Low Beta          HILO      268461654                    528,942 $10,732,000.00
Honeywell International                                 HON       438516106                        644     $41,000.00
Heartland Payment Systems Inc                           HPY       42235N108                    172,973  $5,103,000.00
High Speed Access Corp                                  HSAC      42979U102                        400          $0.00
iShares Gold Trust                                      IAU       464285105                    113,120  $1,841,000.00
International Business Machines                         IBM       459200101                        108     $21,000.00
iShares S&P Global Infrastructure                       IGF       464288372                    518,911 $18,530,000.00
iShares S&P SmallCap 600 Index                          IJR       464287804                     13,680  $1,068,000.00
iShares S&P Latin America 40 Index                      ILF       464287390                    225,543  $9,888,000.00
Ingersoll Rand PLC                                      IR        G47791101                      4,184    $201,000.00
iShares S&P 500 Index                                   IVV       464287200                      8,140  $1,165,000.00
iShares Russell 1000 Index                              IWB       464287622                      5,945    $471,000.00
Intersecurity Hldgs Corp                                IXSV      46070R108                          1          $0.00
iSharesDJ US Energy Sector                              IYE       464287796                 563,200.00 $23,001,000.00
iSharesDJ US Financial Sector Index                     IYF       464287788                 345,900.00 $20,996,000.00
iShares Dow Jones US Consumer Non-Cyclical Sector Index IYK       464287812                        100      $7,000.00
iShares Dow Jones US Real Estate Index                  IYR       464287739                     63,646  $4,116,000.00
iSharesDow Jones U.S. Technology Sec                    IYW       464287721                 447,900.00 $31,675,000.00
iShares Dow Jones US Telecommunications Sector Index    IYZ       464287713                    455,700 $11,055,000.00
Johnson & Johnson                                       JNJ       478160104                     15,318  $1,074,000.00
JP Morgan Chase & Co                                    JPM       46625H100                          5          $0.00
Lilly Eli & Company                                     LLY       532457108                        500     $25,000.00
iShares iBoxx $ Investment Grade Corporate Bond         LQD       464287242                      1,753    $212,000.00
LSI Logic Corp                                          LSI       502161102                         12          $0.00
Mimedx Group Inc                                        MDXG      602496101                     25,000     $96,000.00
McCormick & Co Inc Non-Voting                           MKC       579780206                        550     $35,000.00
Altria Group Inc                                        MO        02209S103                      1,000     $31,000.00
Monsanto Co                                             MON       61166W101                        380     $36,000.00
Market Vectors Global Agribusiness                      MOO       57060U605                    181,694  $9,586,000.00
Merck & Co Inc                                          MRK       58933Y105                      3,003    $123,000.00
Microsoft Corp                                          MSFT      594918104                          2          $0.00
Motorola Solutions Inc                                  MSI       620076307                         14      $1,000.00
M (2003) PLC Spons ADR                                  MTWOY     553793100                      1,200          $0.00
iShares S&P National Municipal Bond                     MUB       464288414                      6,406    $709,000.00
US Airways Inc Aircraft Statutory Trust Ser N620AU      N620AU995 N620AU995                     13,231          $0.00
US Airways Inc Aircraft Statutory Trust Ser N621AU      N621AU993 N621AU993                     13,231          $0.00
Nike Inc Class B                                        NKE       654106103                         10      $1,000.00
National Retail Properties Inc                          NNN       637417106                      2,150     $67,000.00
Nortel Networks Corp                                    NRTLQ     656568508                         59          $0.00
N-Viro Intl Corp                                        NVIC      62944W207                      4,600      $4,000.00
Realty Income Corp                                      O         756109104                      1,000     $40,000.00
Optimer Pharmaceuticals Inc                             OPTR      68401H104                        325      $3,000.00
Oracle Corporation                                      ORCL      68389X105                        450     $15,000.00
Powershares Global Agriculture                          PAGG      73936Q702                     30,090    $925,000.00
Plum Creek Timber Co                                    PCL       729251108                    217,535  $9,652,000.00
PDI Inc                                                 PDII      69329V100                        977      $7,000.00
Precision Drilling Corp                                 PDS       74022D308                      5,337     $44,000.00
Pfizer Inc                                              PFE       717081103                     15,770    $395,000.00
PowerShares Fundamental Inv Grade Corporate Bond        PFIG      73937B761                    123,055  $3,161,000.00
Procter & Gamble Co                                     PG        742718109                      1,000     $68,000.00
ProLogis Inc                                            PLD       74340W103                      2,362     $86,000.00
Pimco Muni Inc Fund                                     PMF       72200R107                      2,000     $31,000.00
PowerShares FTSE RAFI US 1500 Small-Mid                 PRFZ      73935X567                     34,865  $2,425,000.00
Perrigo Co                                              PRGO      714290103                        250     $26,000.00
Public Storage Inc x01                                  PSA       74460D109                      2,200    $319,000.00
Pegasus Gold Inc                                        PSGQF     70556K106                      1,100          $0.00
Petrie Store Liquid Tr                                  PSTLS     716437108                        455          $0.00
Qualcomm Inc                                            QCOM      747525103                        225     $14,000.00
Royal Dutch Shell A PLC Spons ADR                       RDS.A     780259206                        500     $34,000.00
SPDR Ser Tr DJ Wilshire REIT ETF                        RWR       78464A607                        890     $65,000.00
SCANA Corp                                              SCG       80589M102                        500     $23,000.00
Schwab US Mid Cap                                       SCHM      808524508                     78,260  $2,181,000.00
iShares Silver Trust Index Fund                         SLV       46428Q109                         15          $0.00
Simon Ppty Group Inc                                    SPG       828806109                      3,110    $492,000.00
Suburban Propane LP                                     SPH       864482104                      1,000     $39,000.00
iShares S&P ST Natl AMT-Free Muni Bond                  SUB       464288158                      1,933    $205,000.00
Stryker Corp                                            SYK       863667101                         36      $2,000.00
AT&T Inc                                                T         00206R102                        600     $20,000.00
Target Corporation                                      TGT       8.7612E+110                        1          $0.00
Thornburg Mortgage Inc                                  THMR      885218107                        105          $0.00
iShares Barclays TIPS Bond                              TIP       464287176                      2,715    $330,000.00
Thermo Fisher Scientific Inc.                           TMO       883556102                      2,000    $128,000.00
Time Warner Cable Inc                                   TWC       88732J207                        516     $50,000.00
Time Warner Inc                                         TWX       887317303                      2,766    $132,000.00
iShares MSCI USA Minimum Volatility Index               USMV      46429B697                     77,200  $2,242,000.00
United Technologies Corp                                UTX       913017109                          1          $0.00
Vanguard Information Technology                         VGT       92204A702                      7,260    $502,000.00
Valley National Bancorp                                 VLY       919794107                     58,204    $541,000.00
Vanguard REIT Index ETF                                 VNQ       922908553                    458,036 $30,139,000.00
Vodafone Group PLC                                      VOD       92857W209                        750     $19,000.00
Vanguard FTSE All Wld Ex USSml Cap                      VSS       922042718                    177,802 $16,160,000.00
Verizon Communications                                  VZ        92343V104                      1,005     $43,000.00
Wabco Holdings Inc                                      WBC       92927K102                      8,533    $556,000.00
Windstream Corporation                                  WIN       97381W104                      2,275     $19,000.00
Westar Energy Inc                                       WR        95709T100                      1,000     $29,000.00
Weyerhaeuser Inc                                        WY        962166104                    386,341 $10,748,000.00
SPDR Materials Select Sector                            XLB       81369Y100                    580,905 $21,807,000.00
SPDR Energy Select Sector                               XLE       81369Y506                      6,110    $436,000.00
SPDR Financial Select Sector                            XLF       81369Y605                     31,350    $514,000.00
SPDR Industrial Select Sector                           XLI       81369Y704                    629,385 $23,854,000.00
SPDR Consumer Staples Select Sector                     XLP       81369Y308                    656,610 $22,871,000.00
SPDR Utilities Select Sector                            XLU       81369Y886                    313,835 $10,968,000.00
SPDR Health Care Select Sector                          XLV       81369Y209                    585,290 $23,381,000.00
SPDR Consumer Discretionary Select Sector               XLY       81369Y407                    501,595 $23,791,000.00
Exxon Mobil Corporation                                 XOM       30231G102                      2,285    $198,000.00